SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign currency translation) (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Balance sheet items, except for equity accounts	6.7774	6.6312
Items in the statements of income and comprehensive income, and statements of cash flows	6.8124	6.4352	6.1375